Discretionary decisions and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recoverability of Goodwill and Intangible Assets
Carrying amount of goodwill and non-amortizable intangible assets	€ 12,281,648	€ 13,157,584
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	51.00%	52.00%
Discounted cash flow | CGU
Recoverability of Goodwill and Intangible Assets
Number of years of budget utilizes for every CGU	3 years
Maximum number of projection years	10 years
North America Segment | CGU
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	1.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	7.25%	7.54%
EMEA Segment | CGU
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	0.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	9.43%	8.64%
Asia-Pacific Segment | CGU
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	4.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	7.35%	6.40%
Latin America Segment | Rise in the respective WACC by one percentage point
Recoverability of Goodwill and Intangible Assets
Percentage point rise in WACC	1.00%
Latin America Segment | CGU
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	3.45%
Pre-tax weighted average cost of capital (WACC) (as a percent)	17.93%	18.18%